RISK MANAGEMENT - modified financial assets - Credit commitments (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loan commitments and financial guarantee contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 31,399,492	$ 29,798,544
Loan commitments and financial guarantee contracts [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Notional amount	27,533,438	25,821,105
Loan commitments and financial guarantee contracts [member] | United States of America, Dollars
Disclosure of financial assets [line items]
Notional amount	3,847,658	3,962,607
Loan commitments and financial guarantee contracts [member] | Euro Member Countries, Euro
Disclosure of financial assets [line items]
Notional amount	14,517	13,585
Loan commitments and financial guarantee contracts [member] | Other Currency
Disclosure of financial assets [line items]
Notional amount	3,879	1,247
Guarantees
Disclosure of financial assets [line items]
Notional amount	3,082,949	3,052,607
Unused credit card limits
Disclosure of financial assets [line items]
Notional amount	12,933,383	12,449,298
Approved credits not disbursed
Disclosure of financial assets [line items]
Notional amount	5,432,167	4,818,508
Credit arrangements
Disclosure of financial assets [line items]
Notional amount	4,583,513	4,223,426
Unused limits of overdrafts
Disclosure of financial assets [line items]
Notional amount	2,261,456	2,264,226
Unused letters of credit
Disclosure of financial assets [line items]
Notional amount	382,953	735,472
Other Commitments
Disclosure of financial assets [line items]
Notional amount	$ 2,723,071	$ 2,255,007